Equity Investments - CSG (Details) - USD ($)		12 Months Ended
	Oct. 12, 2007	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2009
Schedule of Equity Method Investments [Line Items]
Payments to equity method investment		$ 2,700,000	$ 48,200,000	$ 86,100,000
Earnings (loss) from equity investments		16,900,000	(7,600,000)	1,500,000
Distributed earnings from equity investments		24,900,000	28,500,000	29,500,000
CSG Lottery Technology (Beijing) Co. Ltd (CSG)
Schedule of Equity Method Investments [Line Items]
Payments to equity method investment	$ 7,400,000
Equity interest (as a percent)	49.00%
Term of revenue agreement (in years)					15 years
Earnings (loss) from equity investments		$ 3,400,000	6,000,000	6,900,000
Royalty fee from investee for intellectual property rights, percentage of total gross profits distributed by joint venture		1.00%
Distributed earnings from equity investments		$ 3,100,000	6,400,000	6,300,000
Distribution of capital		$ 0	$ 0	$ 0